CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements Of Operations
Revenue
Operating expense
Research and development	309,503	281,218
General and administrative	1,588,719	1,037,289
Total operating expenses	1,898,222	1,318,507
Loss from operations	(1,898,222)	(1,318,507)
Other income (expense)
Interest income	1,034
Interest expense	(15,220)
Accretion of debt discount	(165,481)
Total other income (expense)	(179,667)
Net loss	$ (2,077,889)	$ (1,318,507)
Basic and Diluted Loss per Common Share	$ (0.03)	$ (0.02)
Weighted average number of common shares outstanding - basic and diluted	69,772,485	67,233,254